DEBT	12 Months Ended
Dec. 31, 2013
DEBT
DEBT

NOTE 9—DEBT

        At December 31, 2013 and 2012, the Company had no outstanding bank loans and the Company had not guaranteed any debt not included in the consolidated balance sheet.

        In August 2011, the Company entered into one accounts-receivable line of $4.6 million which can be used for recourse factoring on an account receivable from one specified customer. The factoring line expired in August 2012, after twelve months from the issuance date. The Company had no factoring line as of December 31, 2013 and 2012.